Quantitative and qualitative disclosure about market risk - Provision for loan losses and interest receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of the provision for loan losses and interest receivable
Balance as of January 1	$ 3,558	$ 2,172
Write offs	(513)
Recoveries of amounts previously charged off	(975)	(492)
Balance as of December 31	2,072	3,558
Personal Loans
Movement of the provision for loan losses and interest receivable
Provisions for doubtful accounts	1	450
Corporate Loans
Movement of the provision for loan losses and interest receivable
Provisions for doubtful accounts	$ 1	$ 1,428